Related party transactions and balances (Narrative) (Details) ¥ in Thousands, $ in Thousands									1 Months Ended	5 Months Ended	12 Months Ended
	Jan. 21, 2016 CNY (¥) shares	Jan. 21, 2016 USD ($) shares	Nov. 20, 2015 CNY (¥) shares	Nov. 20, 2015 USD ($) shares	May 08, 2015 CNY (¥) shares	May 08, 2015 USD ($) shares	Dec. 15, 2014 CNY (¥) shares	Dec. 15, 2014 USD ($) shares	May 31, 2015 USD ($) shares	May 25, 2018 shares	Dec. 31, 2018 CNY (¥)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 CNY (¥)	Dec. 31, 2014 USD ($) shares
Related Party Transaction [Line Items]
Proceeds from the private placement											¥ 0	$ 0	¥ 0		¥ 3,275,835
Online platform and commission fees											2,240,149	325,816	2,192,100		10,530,941
Private Placement [Member]
Related Party Transaction [Line Items]
Cash consideration of ordinary shares issued | ¥															3,275,835
Class A ordinary shares [Member] | Private Placement [Member]
Related Party Transaction [Line Items]
Number of shares issued	90,909,091	90,909,091	90,909,091	90,909,091	93,750,000	93,750,000	36,812,868	36,812,868
Proceeds from the private placement			¥ 3,279,000	$ 500,000	¥ 2,445,000	$ 400,000	¥ 905,792	$ 148,000
Share subscription agreement and Business Cooperation Agreement [Member] | Class A ordinary shares [Member]
Related Party Transaction [Line Items]
Number of shares issued					65,625,000	65,625,000
Cash consideration of ordinary shares issued					¥ 1,528,200	$ 250,000
Business Cooperation Agreement [Member]
Related Party Transaction [Line Items]
Acquired intangible assets | ¥					660,215
Ctrip [Member]
Related Party Transaction [Line Items]
Online platform and commission fees											161,700	23,500	61,500		54,800
Ctrip [Member] | Class A ordinary shares [Member] | Private placement concurrent with initial public offering [Member]
Related Party Transaction [Line Items]
Number of shares issued																5,000,000
Ctrip [Member] | Class A ordinary shares [Member] | Private Placement [Member]
Related Party Transaction [Line Items]
Number of shares issued									3,750,000							3,731,034
Proceeds from the private placement | $									$ 20,000							$ 15,000
JD [Member] | Business Cooperation Agreement [Member]
Related Party Transaction [Line Items]
Acquired intangible assets | ¥					¥ 660,200
HNA Tourism Holdings Group Co., Ltd [Member]
Related Party Transaction [Line Items]
Payments to acquire air ticket											588,900	85,700	394,700		¥ 250,500
Related Party Transaction, Expenses from Transactions with Related Party											¥ 500,000	$ 72,700
Repayment Term											12 months	12 months
HNA Tourism Holdings Group Co., Ltd [Member] | Minimum [Member]
Related Party Transaction [Line Items]
Related party transaction, amounts of transaction | $		$ 100,000
HNA Tourism Holdings Group Co., Ltd [Member] | Share subscription agreement and Business Cooperation Agreement [Member] | Class A ordinary shares [Member]
Related Party Transaction [Line Items]
Cash consideration of ordinary shares issued	¥ 3,279,000	$ 500,000
Black Fish [Member]
Related Party Transaction [Line Items]
Related party transaction, amounts of transaction													155,900	$ 24,000
Black Fish [Member] | Business Cooperation Agreement [Member]
Related Party Transaction [Line Items]
Related Party Transaction, Consideration On Sale Of Assets To Related Party | ¥													¥ 140,000
Fullshare [Member] | Class A ordinary shares [Member]
Related Party Transaction [Line Items]
Number of shares issued										4,104,137
Fullshare [Member] | Common Class B [Member]
Related Party Transaction [Line Items]
Number of shares issued										6,949,997
Group for Travelling Products [Member]
Related Party Transaction [Line Items]
Related party transaction, amounts of transaction											¥ 1,600	$ 200